FINANCE RECEIVABLES (Q3) - Age analysis of past due finance receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total finance receivables	$ 9,605	$ 7,306	$ 4,639
QuickStart Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	53	132	21
Current	9,552	7,174	4,618
Total finance receivables	9,605	7,306	4,639
QuickStart Leases | 31 - 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	98
QuickStart Leases | 61 - 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	31	16
QuickStart Leases | Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 21	$ 3	$ 5